Subsequent events - Additional information (Details) - Subsequent events - Longye - CNY (¥) ¥ in Millions	Jan. 01, 2022	Jan. 01, 2021	Jan. 13, 2020
Subsequent Event [Line Items]
Consideration for acquisition			¥ 200
Bridge Loan			¥ 100
Percentage of consideration shares fully vested			20.00%
Percentage of consideration shares subject to contractual restrictions on transfer lifted	50.00%	30.00%
Percentage of equity interest acquired			100.00%
Class A ordinary shares
Subsequent Event [Line Items]
Shares issued for acquisition			8,366,444